Consolidated Balance Sheets Parenthetical - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents
Allowance for doubtful accounts		$ 4
Common Stock, Value, Issued	$ 0.01	$ 0.01
Common Stock, Shares, Issued	100		100